Financial Instruments - Disclosure of Credit Risk (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	₺ 20,371,596	₺ 18,206,932
Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	3,688,248	3,282,134
Contract assets [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	1,100,166	944,260
Receivables from financial services [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	1,962,098	2,442,258
Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	11,860,376	10,238,584
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	917,437	845,513
Other current & non-current assets [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	124,822	98,736
Financial assets at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	172,363	5,368
Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	529,610	345,602
Due from related parties [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	₺ 16,476	₺ 4,477